RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Accounts receivable – related party

As of December 31, 2020, Aixin Shangyan Hotel had accounts receivable from an employee of AiXinZhonghong in the amount of $60,262.

Due from related parties

Due from related parties consisted of the following as of the periods indicated:

	September 30, 2021	December 31, 2020
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$5,447	$-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	10,060	-
Total	$15,507	$-

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	September 30, 2021	December 31, 2020
Quanzhong Lin	$-	$2,395,543
Yirong Shen	96,222	33,716
Chengdu Aixin E-Commerce Company Ltd.	12,718	12,558
Chengdu Aixin International travel service Co, Ltd	1,430	1,412
Branch manager	-	28,602
Aixin Life Beauty	7,638	54,305
Total	$118,008	$2,526,136

All the related party entities are controlled by Mr. Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life). These advances to and from related parties were for working capital purpose, payable on demand, and bear no interest. Yirong Shen was a major shareholder of Aixin Shangyan Hotel prior to the closing of Hotel Purchase Agreement, and she serves as the supervisor of Aixin Shangyan Hotel.

Office lease from a Major Shareholder

In May 2014, the Company entered a lease with its major shareholder for office use; the lease term was three years until May 2017 with an option to renew. The monthly rent was RMB 5,000 ($774), the Company was required to prepay each year’s annual rent at 15th of May of each year. The Company renewed the lease until May 28, 2023 with monthly rents of RMB 5,000 ($774), payable quarterly. The future annual minimum lease payment at September 30, 2021 is $9,311 and $6,208 for each of the year ended September 30, 2022 and 2023, respectively.

13. RELATED PARTY TRANSACTIONS

Accounts receivable – related party

As of December 31, 2020, Aixin Shangyan Hotel had accounts receivable from an employee of AiXinZhonghong in the amount of $60,262.

Due from related parties

Due from related parties consisted of the following as of the periods indicated:

	December 31, 2021	December 31, 2020
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$4,583	$-
Sichuan Aixin Investment Co., Ltd	4,237	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	10,235	-
Total	$19,055	$-

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	December 31, 2021	December 31, 2020
Quanzhong Lin	$1,822,705	$2,395,543
Yirong Shen	97,292	33,716
Branch manager	1,667	28,602
Chengdu Aixin E-Commerce Company Ltd.	15,378	12,558
Chengdu Aixin International travel service Co, Ltd	2,388	1,412
Aixin Life Beauty	7,724	54,305
Total	$1,947,154	$2,526,136

All the related party entities are controlled by Mr. Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life). These advances to and from related parties were for working capital purpose, payable on demand, and bear no interest. Yirong Shen was a major shareholder of Aixin Shangyan Hotel prior to the closing of Hotel Purchase Agreement, and she serves as the supervisor of Aixin Shangyan Hotel.

Office lease from a Major Shareholder

In May 2014, the Company entered a lease with its major shareholder for an office. The lease term was for three years expiring in May 2017 with an option to renew. The monthly rent was RMB 5,000 ($774), the Company was required to prepay each year’s annual rent at 15th of May of each year. The Company renewed the lease until May 28, 2023 with monthly rent of RMB 5,000 ($774), payable quarterly. The future annual minimum lease payment at December 31, 2021 is $9,300 and $3,875 for each of the years ended December 31, 2022 and 2023, respectively.